Restricted Stock Units ('RSUs') Awards (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Stock Units ('RSUs') Awards [Abstract]
Disclosure of number and weighted average exercise prices of RSUs
The table below summarizes the key conditions of the awards outstanding as at December 31, 2022:

Plan	Grant date	Vesting commencement Date	Fair value at grant date (USD)	Total RSUs awarded	Terminated RSUs	Vested RSUs
RSU EIP 2021	May 31, 2022	December 31, 2022	7.00	6,704,500	342,500	2,094,504
RSU Executive Plan 2022	November 16, 2022	January 31, 2023	3.63	781,620	—	—
RSU EIP 2022	December 1, 2022	January 31, 2023	3.10	888,942	—	—
				8,375,062	342,500	2,094,504